Ropes & Gray LLP
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WRITER’S DIRECT DIAL NUMBER: (202) 508-4732
April 15, 2011
VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Sterling Capital Funds: File Nos. 33-49098 and 811-06719 Post-Effective Amendment No. 71 to the Registration Statement
Dear Sir or Madam:
     On behalf of Sterling Capital Funds (the “Trust”) and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), accompanying this letter for electronic filing is Post-Effective Amendment No. 71 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 72 under the 1940 Act on Form N-1A (the “Amendment”). Manually executed signature pages and consents have been obtained prior to the time of this electronic filing and will be retained by the Trust for five years.
     In addition to the Part C, the Amendment includes the following: (i) a Prospectus relating to Class S Shares of Sterling Capital Corporate Fund and Sterling Capital Structured Products Fund (the “Funds”), two new series of the Trust, and (ii) a Statement of Additional Information for the Funds.
     The Amendment relates solely to the Funds. No information relating to any other series or shares of the Trust is amended or superseded hereby.
     No fees are required in connection with this filing. If you have any questions concerning this filing, please call me at (202) 508-4732.

Sincerely,
/s/ Molly Moore
Molly Moore